Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net profit (loss) for the period	$ 201,231	$ (301,928)
Non-Cash Items
Loss for the period from discontinued operations	0	22,811
Accretion expense	11,988	58,589
Change in fair value on derivative instruments	(350,496)	57,109
Unrealized foreign exchange (gain)	(461)	16,272
Accrued interest on promissory notes	8,498	5,576
Changes in non-cash working capital accounts
GST payable (recoverable)	(2,736)	(7,604)
Accounts payable and accrued liabilities	(31,433)	7,386
Net cash used in continuing operations	(163,409)	(164,600)
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Net cash used in investments in discontinued operations	0	26,549
Cash flows provided by (used for) financing activities	0	26,549
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Net proceeds on issuance of promissory notes	171,621	79,494
Cash flows provided by (used for) financing activities	171,621	79,494
Net (decrease) increase in cash	8,212	(111,655)
Cash (bank indebtedness), beginning of the period	476	113,148
Cash, end of the period	$ 8,688	$ 1,493